February 29, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Corporate Finance
100 F. Street, NE
Washington DC 20549

Re:                               Annual Report on Form 10-K for the Fiscal Year Ended December 31, 2007

Commission File No. 1-11978

Ladies and Gentlemen:

The Manitowoc Company, Inc. today is filing its Annual Report on Form 10-K for its fiscal year ended December 31, 2007 (the “Annual Report”).  We hereby advise you that the financial statements included in the Annual Report do not reflect any change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.  However, we wish to point out that, as discussed in Note 11 to the financial statements included in the Annual Report, effective January 1, 2007, we adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.”

Please feel free to contact the undersigned at (920) 652-1720 with any questions regarding the matters addressed in this letter.

Very truly yours,

THE MANITOWOC COMPANY, INC.

/s/ Carl J. Laurino
Carl J. Laurino
Senior Vice President and Chief Financial Officer